Lease (Details) - Schedule of Future Minimum Payments Under the Group’s Operating Leases - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Future Minimum Payments Under the Group Operating Leases [Abstract]
2025	$ 209,246
2026	160,872
2027	142,631
Thereafter	49,284
Total lease payments	562,033
Less: imputed interest	(36,769)
Present value of operating lease liabilities	$ 525,264	$ 674,912